Borrowings and Derivative Liabilities - Schedule of Borrowings and Derivative Liabilities (Details) - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	$ 204,277	$ 147,331	$ 28,657
Notes payable and derivative liabilities	148,205	92,638
Total Notes payable	204,277	147,331
Less current portion	(21,500)	(1,500)	(61,937)
Notes payable and convertible notes, net of current portion	182,777	145,831
July 2024 Notes [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	36,998	17,965
July 2024 Notes derivative liability [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	21,664	13,563
July 2024 Notes – related parties [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	8,155	24,632
July 2024 derivative liability – related parties [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	13,940	21,127
July 2025 Note – related party [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	1,373
July 2025 Note – derivative liability – related party [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	3,468
September 2024 Notes [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	15,750	5,636
September 2024 Notes derivative liability [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	53,301	55,474
September 2024 Notes – related party [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	1,714	476
September 2024 Notes – derivative liability – related party [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	5,922	6,958
September 2025 Notes [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	4,218
September 2025 Notes Derivative Liability [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	16,274
Note payable to Seller – related party [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	20,000
Loan with related party [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	1,500	1,500
Notes Payable [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	21,500	1,500
Notes payable and derivative liabilities	148,205	92,638
Notes payable and derivative liabilities with related parties, net of current portion	$ 34,572	$ 53,193